Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 2,608	$ 1,918
Derivative financial instrument, Fair value	(19)	73
Net Investment Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,249	1,160
Derivative financial instrument, Fair value	2	47
Foreign exchange forwards related to forecasted transactions [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	0	381
Derivative financial instrument, Fair value	0	3
Equity forwards on third party shares [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	111	168
Derivative financial instrument, Fair value	2	7
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,126	137
Derivative financial instrument, Fair value	(8)	16
Fuels Price Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	122	72
Derivative financial instrument, Fair value	(14)	20
2019 Mandatorily Convertible Securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	0	0
Derivative financial instrument, Fair value	$ (1)	$ (20)